COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC
COMMITMENTS AND CONTINGENCIES

NOTE 12 — COMMITMENTS AND CONTINGENCIES

Nissan Agreements

EVgo has two program services agreements in place with Nissan. Under the terms of the agreement dated July 3, 2014 (the “Nissan Agreement”), purchasers or lessees of Nissan LEAF electric vehicles in certain markets can receive charging services at an EVgo station or a participating third-party charging station. Pursuant to the Nissan Agreement, EVgo is required to support, maintain and make available at least 850 chargers through July 7, 2021. The Nissan Agreement is subject to early termination upon ninety days’ notice in certain circumstances, including EVgo’s failure to maintain the specified charger counts. As of April 30, 2021, EVgo has fulfilled all build, support and maintenance obligations under the Nissan Agreement.

On June 13, 2019, EVgo and Nissan entered into a professional services agreement (the “Nissan 2.0 Agreement”). The Nissan 2.0 Agreement includes a capital-build program requiring EVgo to install, operate and maintain public, high-power dual-standard chargers in specified markets pursuant to a Build Schedule (defined below). Under the terms of the Nissan 2.0 Agreement, EVgo is required to adhere to a schedule that outlines the build timelines for the chargers to be constructed (“Build Schedule”) as negotiated at the beginning of each year. Due to the extenuating circumstances of the COVID‑19 pandemic, EVgo and Nissan have extended the current Build Schedule deadline through June 30, 2021 and no penalties may be assessed prior to such date.

The contract is accounted for under ASC 606, which includes performance obligations related to memberships, charging credits and joint marketing activities. The capital-build program is considered a set-up activity and not a performance obligation under ASC 606. Nissan has the right to terminate the Nissan 2.0 Agreement, without penalty or obligation of any kind, upon thirty days’ written notice if it is unable to secure funding to make payments required under the Nissan 2.0 Agreement. Nissan receives budget approvals annually from Nissan Motor Company Limited. As of April 30, 2021, Nissan has not given EVgo any indication that it will be unable to secure funding to meet its payment obligations under the Nissan 2.0 Agreement. If Nissan terminates the Nissan 2.0 Agreement due to a lack of funding, EVgo will still be required to do the following: (i) meet charger installation milestones through the date of termination; (ii) provide an aggregate of $1.6 million in joint marketing activities; and (iii) provide $4.8 million worth of charging credits that shall continue to be administered.

Pursuant to the Nissan 2.0 Agreement, as modified by the aforementioned extension, EVgo is required to install 46 chargers at 17 sites by June 30, 2021 and an aggregate of 210 chargers by February 29, 2024 at a number of sites to be determined with each Build Schedule. As of May 14, 2021, EVgo had 12 chargers at 4 sites left to install in order to meet its program year one Build Schedule obligations by June 30, 2021. If EVgo fails to meet its future Build Schedule obligations, Nissan may invoke a penalty of up to $35,000 per delayed site, up to 40 sites, which would result in adjustment to the consideration received for the Company’s performance obligations under the Nissan 2.0 Agreement.

GM Agreement

Pursuant to its agreement with GM dated July 20, 2020 (the “GM Agreement”), EVgo is required to meet certain quarterly milestones measured by the number of chargers installed, and GM is required to make certain payments based on chargers installed. Under the GM Agreement, EVgo is required to install a total of 2,750 chargers by December 31, 2025, 80% of which are required to be installed by December 31, 2023. The GM Agreement calls for a year-over-year increase in annual charger additions in each of the next two years before the installation run rate declines post 2023. Meeting these milestones will require additional funds beyond the amounts committed by GM, and EVgo may face delays in construction, commission or aspects of installation of the chargers EVgo is obligated to develop. In addition, EVgo is required to maintain network availability (i.e. the percentage of time a charger is operational and available on the network) of at least 93%.

The GM Agreement is subject to early termination in certain circumstances, including in the event EVgo fails to meet the quarterly charger-installation milestones or fails to maintain the specified level of network availability. If GM terminates the agreement, EVgo may not be entitled to receive continued payments from GM and instead may be required to pay liquidated damages to GM of up to $15.0 million. As of May 14, 2021, EVgo had 82 chargers left to install in order to meet its charger-installation milestone for the quarter ending June 30, 2021. If EVgo fails to install this number of chargers by June 30, 2021 and the charger deficiency exists as of September 30, 2021, then GM may immediately terminate the agreement and seek pre-agreed liquidated damages.

During the three months ended March 31, 2021, the Company received a $20.0 million payment from its contract with GM and has been recorded as deferred revenue. As of March 31, 2021, the Company was not in default with any of the requirements of the agreement.

Other obligations

In the ordinary course of our business, the Company may be subject to lawsuits, investigations, claims and proceedings, including, but not limited to, contractual disputes or employment, health and safety matters. Although the outcome of any potential future litigation is uncertain, the Company believes it has adequate insurance coverage in the event of any future litigation or disputes.

On December 17, 2020, SAF Partners II, LLC and EV Holdings Investments, LLC (collectively, the “SAF Parties”) filed a complaint against EVgo Holdco, LLC in the State of Delaware Court of Chancery for $5 million regarding certain deferred contingent compensation contemplated by the Merger as of December 19, 2019, by and among EVgo Holdco, LLC and certain of the SAF Parties. The SAF Parties are the Company’s predecessor shareholders. Pursuant to an agreement between EVgo Holdings and EVgo Holdco, EVgo Holdings will indemnify Holdco for losses related to the contingent compensation claim. Management believes that the claims are without merit and intends to defend itself vigorously. No provision has been made for this claim because the Company believes that it is remote that a liability had been incurred as of March 31, 2021. Legal costs related to loss contingencies are recognized when incurred.

Although the Company is not currently facing other pending or threatened litigation, future events or circumstances, currently unknown to management, may potentially have a material effect on its financial position, liquidity or results of operations in any future reporting period.

NOTE 12 — COMMITMENTS AND CONTINGENCIES

Nissan Agreements

EVgo has two program services agreements in place with Nissan. These agreements provide for a capital build program, joint marketing activities and charging credit programs for purchasers or lessees of Nissan EVs in exchange for payment from Nissan. The capital build is considered a set-up activity and not a performance obligation. Under the joint-marketing activities provisions of the agreement, EVgo is to spend a specified amount annually on joint-marketing activities that have been mutually agreed-upon with Nissan. Credits for charging will be allocated annually to purchasers or lessees of Nissan EVs. Charging credits will allow each participant to charge its vehicle for 12 months at no charge to the participant, up to the amount of the charging credit allocated to such participant. In the event a participant does not use the entire amount of its charging credit within 12 months, a portion of the remaining dollar value of such credit will rollover to subsequent periods and a portion will be retained by EVgo.

Under the terms of the Nissan Agreement, purchasers of Nissan LEAF electric vehicles in certain markets can receive charging services at an EVgo station or a participating third-party charging station. Pursuant to the Nissan Agreement, EVgo is required to support, maintain and make available at least 850 chargers through July 7, 2021. The Nissan Agreement is subject to early termination upon ninety days’ notice in certain circumstances, including EVgo’s failure to maintain the specified charger counts.

On June 13, 2019, the Company entered into the Nissan 2.0 agreement. The Nissan 2.0 Agreement includes a capital-build program requiring EVgo to install, operate and maintain public, high-power dual-standard chargers in specified markets pursuant to a Build Schedule. EVgo will own 100% of the chargers for use on its public network. Under the terms of the Nissan 2.0 Agreement, EVgo is required to adhere to a Build Schedule as negotiated at the beginning of each year. Due to the extenuating circumstances of the COVID‑19 pandemic, EVgo and Nissan have extended the current Build Schedule deadline through June 30, 2021 and no penalties may be assessed prior to such date. Pursuant to the Nissan 2.0 Agreement, as modified by this extension, EVgo is required to install 46 chargers at 17 sites by June 30, 2021 and an aggregate of 210 chargers by February 29, 2024 at a number of sites to be determined with each Build Schedule. As of March 1, 2021, EVgo had installed 22 chargers at 11 sites. In the event that EVgo fails to meet its Build Schedule obligations, it could be subject to a penalty of $35,000 per site that is not installed. The contract is accounted for under ASC 606, which includes performance obligations related to memberships, charging credits and joint marketing activities. The capital-build program is considered a set-up activity and not a performance obligation under ASC 606.

Nissan has the right to terminate the Nissan 2.0 Agreement, without penalty or obligation of any kind, upon thirty days’ written notice if it is unable to secure funding. If Nissan terminates the Nissan 2.0 Agreement due to a lack of funding, EVgo will still be required to do the following: (i) meet charger installation milestones through the date of termination; (ii) provide an aggregate of $1.6 million in joint marketing activities; and (iii) provide $4.8 million worth of charging credits that shall continue to be administered.

GM Agreement

On July 20, 2020, EVgo and GM entered into a five-year contract that requires EVgo to build 2,750 fast chargers that EVgo will own and operate as part of its public network and includes performance obligations under ASC 606. Pursuant to the GM Agreement, EVgo is required to meet certain quarterly milestones measured by the number of chargers installed, and GM is required to make certain payments based on chargers installed. In addition to the capital build program, EVgo committed to providing a certain number of new GM EV cars with an EVgo charging credit and limited time access to other EVgo services at a discounted rate. The building of chargers is considered to be a set-up activity and not a performance obligation. Therefore, payments from GM under this agreement will be recognized as revenue from the performance obligations in accordance with ASC 606 rather than upon the installation of chargers or receipt of payment.

The GM Agreement is subject to early termination in certain circumstances, including EVgo’s failure to meet the quarterly charger-installation milestones or maintain the specified level of network availability. If GM terminates the agreement, EVgo may not be entitled to receive continued payments from GM and instead may be required to pay liquidated damages to GM. Beginning on March 31, 2021, in the event EVgo fails to meet a charger-installation milestone or maintain the required network availability in a calendar quarter, GM has the right to provide EVgo with a notice of such deficiency within thirty days of the end of the quarter. If the same deficiency still exists at the end of the quarter immediately following the quarter for which a deficiency notification was delivered, GM may immediately terminate the agreement and seek pre-agreed liquidated damages. As of December 31, 2020, the Company was not in default with any of the requirements of the agreement.

BMW Agreement

On November 16, 2015, BMW of North America, LLC (“BMW”) and the Company entered into a Program Services Agreement (“BMW Agreement”) whereby the Company is to build, own and operate a network of direct current (“DC”) chargers in certain markets where BMW desires to offer its purchasers of electric vehicles the opportunity to receive charging services for two years from the date of purchase as part of its ChargeNow Fast Program. As part of the agreement, the Company has agreed to ensure DC chargers, that it will own, are installed in increments dictated within the BMW Agreement. The program ended on December 31, 2018. The Company’s obligation to service subscriptions issued to drivers under the BMW agreement ended on December 31, 2020.

Virginia Department of Environmental Quality

In 2018, the Virginia Department of Environmental Quality (“DEQ”) selected the Company as the recipient of an award of approximately $14.0 million to develop a statewide public charging network. The receipt of grant funds is accounted for as a capital-build liability (see Note 2). The Company has received $4,474,819 from the Virginia DEQ from these awards during the period from January 16, 2020 to December 31, 2020.

Maven Agreement

The Company and Maven Drive, LLC (“Maven”) are party to a certain Master EV Charging Agreement. Under the terms of the agreement, the Company is to develop charging stations in markets designated by Maven for the sole use of Maven drivers. The Company retains ownership of these charging stations and is responsible for their operation and maintenance of the charging stations subject to minimum criteria set forth in the agreement. In exchange, Maven has agreed to certain contractual minimum payments over a multi-year period. The Company’s Master EV Charging Agreement is classified as an operating lease for all facilities and the monthly facility fees under the agreement are considered minimum lease payments. In April 2020, GM, the parent company of Maven announced that it was discontinuing the operations of this subsidiary. The Company still expects to receive the contractual minimum payments under the contract.

Operating lease

The Company leases its office space, lab space, equipment and storage under operating leases requiring periodic payments. Rent expense for the period from January 16, 2020 through December 31, 2020, for the period from January 1, 2020 through January 15, 2020, and for the year ended December 31, 2019 was $852,589,  $35,836 and $681,311, respectively.

Future minimum payments under the leases as of December 31, 2020 are as follows:

For the Year Ended
2021	$890,781
2022	922,095
2023	954,451
2024	695,345
2025	120,087
$3,582,759

Host site agreements

The Company has entered into agreements with various property owners, landlords and/or tenants (collectively, the “Hosts”) which allow the Company to operate the charging station on the Hosts’ property. The agreements with the Hosts may include one or more provisions to compensate the Hosts, such as fixed fees, cost reimbursements, revenue sharing and payments per customer charge. The expenses related to these agreements are recorded in cost of sales.

Future fixed minimum payments under Host site agreements as of December 31, 2020 are as follows:

For the Year Ended
2021	$1,631,002
2022	1,882,162
2023	1,872,179
2024	1,710,935
2025	1,447,118
Thereafter	5,074,602
$13,617,998

Expenses related to the Hosts’ site agreements totaled $2,257,530,  $102,275 and $2,528,070 for the period from January 16, 2020 through December 31, 2020, the period from January 1, 2020 through January 15, 2020, and the year ended December 31, 2019, respectively.

Other grants

Other grant programs from which the Company had received payments during the period include the California Energy Commission (“CEC”) and Forth Mobility (“Agreements”) in addition to several other programs. The payments received were recorded as capital build liability to reflect contributions for charging stations constructed by the Company under the respective Agreements.

The Company received payments from grants awarded from the CEC of $1,450,000 and $210,000 during the period from January 16, 2020 through December 31, 2020 and the year ended December 31, 2019, respectively. There were no payments received during the period from January 1, 2020 through January 15, 2020.

On May 31, 2017, Forth (d/b/a Forth Mobility), an unrelated party, was awarded a grant by Washington State Department of Transportation (“WSDOT”) to install public charging stations in the State of Washington. Forth has engaged the Company as a subcontractor to implement its obligations pursuant to the WSDOT grant. During the period from January 16, 2020 through December 31, 2020, January 1, 2020 through January 15, 2020 and the year ended December 31, 2019, the Company received payments in the amount of $0,  $0 and $414,810 respectively, pursuant to the Contracting Agreement.

The Company also receives other incentives for installing public charging stations from various government agencies and nonprofit organizations. During the period from January 15, 2020 through December 31, 2020, the Company received approximately $685,000 in payments from programs other than those described above. During the period from January 1, 2020 through January 15, 2020, the Company did not receive any payments from these other grants. During the year ended December 31, 2019, the Company received approximately $0.3 million in payments from these other grants.

Other obligations

In December 2016, the Company entered into a software development agreement with Driivz to deliver a software solution on which EVgo enables all users to charge on the EVgo Services network, which expired in August 2020. The agreement was subsequently extended to September 2025 and requires minimum annual prepayments based on the size of the Company’s network. During the period from January 16, 2020 to December 31, 2020, the minimum amount paid under the terms of the extension was approximately $971,000. These network platform service costs are included in cost of sales.

The Company enters into agreements with contractors for the installation of charging stations. These contractors may utilize subcontractors to complete certain phases of the charging stations. If any of the Company’s contractors were to default on their obligations to the subcontractors, the Company would likely be required to fulfill the obligations to the subcontractors to avoid liens on any of the charging stations. In 2019, one of the Company’s contractors defaulted on its obligations to subcontractors. The Company received money from NRG to pay the subcontractors to avoid liens and filed a lawsuit against the contractor for damages of approximately $500,000. The court entered a final judgment against the defendants and the Company is in the process of collecting damages in connection therewith. It is unclear what amount, if any, may be recovered by the Company regarding this matter. If the Company does recover any amount, it will reimburse NRG for the total amount the Company received from NRG to pay the subcontractors and complete the sites.

In the ordinary course of our business, the Company may be subject to lawsuits, investigations, claims and proceedings, including, but not limited to, contractual disputes or employment, health and safety matters. Although the outcome of any potential future litigation is uncertain, the Company believes it has adequate insurance coverage in the event of any future litigation or disputes. On December 17, 2020, SAF Partners II, LLC and EV Holdings Investments, LLC (collectively, the “SAF Parties”) filed a complaint against EVgo Holdco, LLC in the State of Delaware Court of Chancery for $5 million regarding certain deferred contingent compensation contemplated by the Merger as of December 19, 2019, by and among EVgo Holdco, LLC and certain of the SAF Parties. The SAF Parties are the Company’s predecessor shareholders. Pursuant to an agreement between EVgo Holdings and EVgo Holdco, EVgo Holdings will indemnify Holdco for losses related to the contingent compensation claim.

Management believes that the claims are without merit and intends to defend itself vigorously. No provision has been made for this claim because the Company believes that it is remote that a liability had been incurred as of December 31, 2020. Legal costs related to loss contingencies are recognized when incurred. Although the Company is not currently facing other pending or threatened litigation, future events or circumstances, currently unknown to management, may potentially have a material effect on its financial position, liquidity or results of operations in any future reporting period.